AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 10, 2017.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 589	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 590	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire	Alan P. Goldberg, Esquire
3500 Lacey Road, Suite 700	Stradley Ronon Stevens & Young, LLP
Downers Grove, IL 60515	191 North Wacker Drive, Suite 1601
(Name and Address of Agent for Service)	Chicago, IL 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 10th day of March, 2017.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper Title: President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	March 10, 2017
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	March 10, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	March 10, 2017
Anna Paglia

* /s/ Ronn R. Bagge	Trustee	March 10, 2017
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	March 10, 2017
Todd J. Barre

* /s/ Kevin M. Carome	Trustee	March 10, 2017
Kevin M. Carome

* /s/ Marc M. Kole	Trustee	March 10, 2017
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	March 10, 2017
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	March 10, 2017
Philip M. Nussbaum

* /s/ Gary R. Wicker	Trustee	March 10, 2017
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	March 10, 2017
Donald H. Wilson

* By: /s/ Anna Paglia		March 10, 2017
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document